Summary of Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net income (loss) attributable to Ordinary Shareholders for basic and diluted earnings per share	$ 5,117,769	$ (60,077,935)	$ 5,387,502
Denominator:
Denominator for basic (loss) earnings per share - Weighted-average Ordinary Shares outstanding during the year (in shares)	62,116,749	60,781,915	53,030,405
Effect of dilutive securities:
- Weighted-average Ordinary Shares outstanding during the year (in shares)	400	0	167
- Oriental VIP Room earn out shares (in shares)	39,315	0	0
- Bao Li Gaming earn out shares (in shares)	136,370	0	180,000
Denominator for diluted earnings (loss) per share (in shares)	62,292,834	60,781,915	53,210,572
Basic earnings (loss) per share (in dollars per share)	$ 0.08	$ (0.99)	$ 0.10
Diluted earnings (loss) per share (in dollars per share)	$ 0.08	$ (0.99)	$ 0.10